Details of Significant Accounts (Tables)	6 Months Ended
Jun. 30, 2024
Details of Significant Accounts
Schedule of cash and cash equivalents	Cash and cash equivalents

	December 31, 2023	June 30, 2024
Petty cash	$1	$1
Checking accounts	2,139	1,976
Demand deposits	12,547	15,114
Time deposits	109,000	103,500
Others	184	205
	$123,871	$120,796

Schedule of current financial assets at amortized cost	Current financial assets at amortized cost

	December 31, 2023	June 30, 2024
Time deposits with maturities over three months	$30,300	$37,970

Schedule of accounts receivable	Accounts receivable

	December 31, 2023	June 30, 2024
Accounts receivable	$6,992	$7,102

Schedule of ageing analysis of accounts receivable	The ageing analysis of accounts receivable is as follows:

	December 31, 2023	June 30, 2024
Not past due	$5,791	$5,399
Up to 30 days	594	563
31 to 90 days	340	302
91 to 180 days	196	643
Over 181 days	71	195
	$6,992	$7,102

Schedule of other current assets	Other current assets

	December 31, 2023	June 30, 2024
Prepaid expenses	$3,773	$2,761
Others	269	71
	$4,042	$2,832

Schedule of property, plant and equipment	Property, plant and equipment

	Leasehold improvements	Machinery	Office equipment	Total
At December 31, 2023
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380
Opening net book amount	$122	$241	$17	$380
Additions	69	190	—	259
Depreciation expense	(27)	(64)	(3)	(94)
Closing net book amount	$164	$367	$14	$545
At June 30, 2024
Cost	$744	$919	$53	$1,716
Accumulated depreciation	(580)	(552)	(39)	(1,171)
	$164	$367	$14	$545

Schedule of movements of right-of-use assets	The movements of right-of-use assets of the Group are as follows:

	Buildings	Business vehicles	Total
At December 31, 2023
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847
Opening net book amount	$705	$142	$847
Additions	82	—	82
Depreciation expense	(204)	(46)	(250)
Closing net book amount	$583	$96	$679
At June 30, 2024
Cost	$1,024	$202	$1,226
Accumulated depreciation	(441)	(106)	(547)
	$583	$96	$679

Schedule of lease liabilities relating to lease contracts	Lease liabilities relating to lease contracts:

	December 31, 2023	June 30, 2024
Total lease liabilities	$868	$711
Less: current portion (shown as ‘current lease liabilities’)	(481)	(524)
	$387	$187

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30,
	2023	2024
Items affecting profit or loss
Interest expense on lease liabilities	$5	$10
Expense on short-term lease contracts	193	177
	$198	$187

Schedule of intangible assets	Intangible assets

	Software	Other intangible assets	Total
At December 31, 2023
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77
Opening net book amount	$69	$8	$77
Additions	6	—	6
Cost of disposals	—	(74)	(74)
Accumulated amortization on disposals	—	74	74
Amortization charge	(24)	(2)	(26)
Closing net book amount	$51	$6	$57
At June 30, 2024
Cost	$143	$15	$158
Accumulated amortization	(92)	(9)	(101)
	$51	$6	$57

Schedule of amortization on intangible assets	Details of amortization on intangible assets are as follows:

	Six months ended June 30,
	2023	2024
Research and development expenses	$37	$26

Schedule of financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss

	December 31, 2023	June 30, 2024
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(6,865)	(6,911)
	$1,566	$1,520

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss	Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Six months ended June 30,
	2023	2024
Net gains (losses) recognized in profit or loss
Warrant liabilities	$(244)	$46

Schedule of movement in all kinds of Perfect warrants	Movements in all kinds of Perfect Warrants are as follows:

	Public Warrants (units in thousands)	Private Placement Warrants (units in thousands)	Forward Purchase Warrants (units in thousands)
At December 31, 2023	12,750	6,600	1,500
At June 30, 2024	12,750	6,600	1,500

Schedule of other payables	Other payables

	December 31, 2023	June 30, 2024
Employee bonus	$4,662	$5,200
Payroll	2,228	1,532
Remuneration to directors	115	460
Promotional fees	1,090	1,437
Professional service fees	1,415	750
Sales VAT payables	126	205
Post and telecommunications expenses	171	214
Others	524	441
	$10,331	$10,239

Schedule of provisions	Provisions

Warranty
At December 31, 2023	$2,394
Additional provisions	287
Used during the period	(850)
Net exchange differences	(56)
At June 30, 2024	$1,775

Schedule of analysis of total provisions	Analysis of total provisions:

	December 31, 2023	June 30, 2024
Current	$2,394	$1,775

Schedule of terms and condition	For the six months ended June 30, 2023 and 2024, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under share incentive plan	Movements of outstanding options under Share Incentive Plan are as follows:

	2023		2024
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	2,063	$3.95	4,073	$4.47
Options granted	2,276	4.94	5	2.13
Options forfeited	(67)	4.04	(143)	4.50
Options outstanding at June 30	4,272	4.48	3,935	4.47
Options exercisable at June 30	—		914

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.

Schedule of expenses incurred on share-based payment transactions	Expenses incurred on share-based payment transactions are shown below:

	Six months ended June 30,
	2023	2024
Equity settled	$1,441	$1,437

Schedule of illustrates movement for the company's share capital	Movements for the Company’s share capital are as follows:

Shares (in thousands)
At December 31, 2023	101,917
Retirement of treasury shares	(68)
At June 30, 2024	101,849

Schedule of capital surplus
The following tables illustrates the detail of capital surplus:

	December 31, 2023	June 30, 2024
Additional paid-in capital	$477,734	$477,415
Other:
Employees’ stock option cost	5,430	6,867
Retirement of treasury shares	27,235	27,371
Subtotal	32,665	34,238
	$510,399	$511,653

Schedule of revenue from contracts with customers	Revenue

	Six months ended June 30,
	2023	2024
Revenue from contracts with customers	$24,832	$28,194

Schedule of disaggregation of revenue from contracts with customers	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

Six months ended June 30, 2023	United States	Japan	France	Others	Total
Revenue from external customer contracts	$11,256	$2,203	$1,979	$9,394	$24,832
Timing of revenue recognition:
At a point in time	$794	$418	$328	$1,353	$2,893
Over time	10,462	1,785	1,651	8,041	21,939
	$11,256	$2,203	$1,979	$9,394	$24,832

Six months ended June 30, 2024	United States	Japan	France	Others	Total
Revenue from external customer contracts	$11,308	$2,748	$2,427	$11,711	$28,194
Timing of revenue recognition:
At a point in time	$505	$575	$520	$793	$2,393
Over time	10,803	2,173	1,907	10,918	25,801
	$11,308	$2,748	$2,427	$11,711	$28,194
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Six months ended June 30,
	2023	2024
AR/AI cloud solutions and Subscription	$21,359	$25,305
Licensing	2,875	2,288
Advertisement	580	496
Others (Note)	18	105
	$24,832	$28,194

Schedule of contract assets and contract liabilities

	December 31, 2023	June 30, 2024
Contract assets:
Unbilled revenue	$2,770	$1,543
Contract liabilities:
Advance sales receipts	$15,346	$16,858

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Six months ended June 30,
	2023	2024
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$9,763	$11,877

Schedule of interest income	Interest income

	Six months ended June 30,
	2023	2024
Interest income from bank deposits	$2,100	$2,951
Interest income from financial assets at amortized cost	2,509	990
Others	—	11
	$4,609	$3,952

Schedule of other income	Other income

	Six months ended June 30,
	2023	2024
Subsidy from government	$—	$14
Others	7	—
	$7	$14

Schedule of other gains and losses	Other gains and losses

	Six months ended June 30,
	2023	2024
Foreign exchange losses	$(215)	$(337)
Gains (losses) on financial liabilities at fair value through profit or loss	(244)	46
	$(459)	$(291)

Schedule of finance costs	Finance costs

	Six months ended June 30,
	2023	2024
Interest expense – lease liabilities	$5	$10

Schedule of costs and expenses by nature	Costs and expenses by nature

	Six months ended June 30,
	2023	2024
Cost of goods sold	$2	$11
Employee benefit expenses	13,516	14,479
Promotional fees	4,823	5,611
Platform fees	4,220	5,196
Professional service fees	2,893	2,710
Insurance expenses	1,170	723
Warranty cost	335	287
Depreciation of right-of-use assets	212	250
Depreciation of property, plant and equipment	114	94
Amortization of intangible assets	37	26
Others	1,110	1,392
	$28,432	$30,779

Schedule of employee benefit expenses	Employee benefit expenses

	Six months ended June 30,
	2023	2024
Wages and salaries	$10,425	$11,107
Remuneration to directors	335	345
Employee insurance fees	685	711
Pension costs	388	416
Employee stock options	1,266	1,437
Other personnel expenses	417	463
	$13,516	$14,479

Schedule of income tax expense	Income tax

	Six months ended June 30,
	2023	2024
Current income tax:
Current tax expense recognized for the current period	$63	$574
Prior year income tax underestimation	—	6
Total current tax	63	580
Deferred income tax:
Origination and reversal of temporary differences	—	(894)
Taxable losses	—	—
Total deferred income tax	—	(894)
Income tax expense (benefit)	$63	$(314)

Schedule of earnings (losses) per share	Earnings per share

	Six months ended June 30, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$489	118,248	$0.004
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$489	118,248	$0.004

	Six months ended June 30, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$1,394	101,849	$0.014
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$1,394	101,849	$0.014

Schedule of potential dilutive instruments not included in calculation of diluted earnings per share	As at December 31, 2023 and June 30, 2024, the potentially dilutive instruments are as follows:

	December 31, 2023	June 30, 2024
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	4,073	3,935
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	36,099	35,961

Schedule of changes in liabilities from financing activities	Changes in liabilities from financing activities

	2024
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At December 31, 2023	$1,566	$868	$2,434
Changes in cash flow from financing activities	—	(239)	(239)
Change in fair value through profit and loss	(46)	—	(46)
Changes in other non-cash items – additions	—	82	82
At June 30, 2024	$1,520	$711	$2,231